Document and Entity Information	May 18, 2020
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001479290
Document Type	8-K/A
Document Period End Date	May 18, 2020
Entity Registrant Name	Revance Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-36297
Entity Tax Identification Number	77-0551645
Entity Address, Address Line One	7555 Gateway Boulevard
Entity Address, City or Town	Newark
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94560
City Area Code	(510)
Local Phone Number	742-3400
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	RVNC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	Revance Therapeutics, Inc. is filing this Amendment No. 1 to its Current Report on Form 8-K, originally filed on May 19, 2020 (the “Original Filing”), solely to correct a typographical error in the Original Filing. The Original Filing incorrectly stated that eight million four hundred and fifty thousand (8,450,000) shares would be used in the calculation of the Merger Shares (as defined in the Original Filing). The correct number is eight million five hundred and forty thousand (8,540,000) shares. No other changes have been made to the Original Filing.